USA MUTUALS ALL SEASONS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 61.1%
	U.S. TREASURY BILLS — 61.1%
12,000,000	United States Treasury Bill(a)(b)			4.2600	09/18/25	$ 11,889,051

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $11,890,453)					11,889,051

Contracts(c)
	FUTURE OPTIONS PURCHASED - 0.0%(d)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.0%(d)
15	S&P E-Mini 6200 Index	ADM	07/03/25	$ 6,200	$4,650,000	8,813
	TOTAL PUT OPTIONS PURCHASED (Cost $7,875)

	TOTAL FUTURE OPTIONS PURCHASED (Cost $7,875)					8,813

	TOTAL INVESTMENTS - 61.1% (Cost $11,898,328)					$ 11,897,864
	OTHER ASSETS IN EXCESS OF LIABILITIES- 38.9%					7,562,586
	NET ASSETS - 100.0%					$ 19,460,450

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Broker/Counterparty	Expiration	Notional Amount(e)	Value and Unrealized Appreciation
15	CME E-Mini Standard & Poor's 500 Index Future		ADM	09/19/25	$ 4,690,313	$ 1,688
	TOTAL FUTURES CONTRACTS

ADM	ADM Investor Services, Inc.

(a)	Zero coupon bond. Rate disclosed is the current yield in effect at June 30, 2025.
(b)

All or a portion of the security is held in a separate collateral account at June 30, 2025 for futures contracts. The total fair value of collateral as of June 30, 2025 is

$11,889,051 and represents 61.1% of the Fund's net assets.

(c)	Each contract allows the holder to buy/sell 50 shares of the underlying security at the exercise price of the S&P E-Mini.
(d)	Percentage rounds to less than 0.1%.
(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.